REVENUE CLASSES AND CONCENTRATIONS (Details Narrative)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Percentages of revenue		10.00%	10.00%
Customer One [Member]
Percentages of revenue	94.00%			38.00%
Customer Two [Member]
Percentages of revenue				27.00%